Securities Act Registration No. 333-187668

Investment Company Act Reg. No. 818-22819

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒

Pre-Effective Amendment No. ____ ☐

Post-Effective Amendment No. 4    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940☒

Amendment No. 5               ☒

(Check appropriate box or boxes.)

___________________________________

ETFis Series Trust I

(Exact Name of Registrant as Specified in Charter)

317 Madison Avenue, Suite 920, New York, NY 10017

               (Address of Principal Executive Offices) (Zip Code)

(212) 593-4383

(Registrant’s Telephone Number, including Area Code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 W. Fourth Street

Winston-Salem, NC 27101

Phone: (336) 607-7512

Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On August 1, 2014, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment
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This Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 1, 2014, the effectiveness of the registration statement for the InfraCap Active MLP ETF (the “Fund”), filed in Post-Effective Amendment No. 1 on February 26, 2014, pursuant to paragraph (a) of Rule 485 of the 1933 Act (Accession Number: 0000891092-14-001617) (referred to herein as “PEA No. 1”).

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2	May 21, 2014	May 30, 2014
3	May 30, 2014	June 13, 2014

This Post-Effective Amendment No. 3 incorporates by reference the information contained in Parts A, B and C of PEA No. 1.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 12th day of June, 2014.

ETFIS SERIES TRUST I
(Registrant)
By:	/s/William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ William J. Smalley William J. Smalley	Trustee, President (Principal Executive Officer)	June 12, 2014
/s/ Brinton Frith Brinton Frith	Treasurer (Principal Financial Officer)	June 12, 2014

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